Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Core ETF
October 31, 2024
OTF-NPRT1-1224
1.9897905.104
Common Stocks - 99.4%
	Shares	Value ($)
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (a)	665	1,354,725
CANADA - 1.3%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Canadian Natural Resources Ltd (United States)	54,047	1,838,679
Imperial Oil Ltd	23,848	1,779,586
		3,618,265
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	11,224	1,489,869
Ivanhoe Mine Ltd Class A (a)	155,141	2,051,314
		3,541,183
TOTAL CANADA		7,159,448
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	36,670	1,327,348
FRANCE - 0.7%
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	13,723	2,092,196
Information Technology - 0.3%
IT Services - 0.3%
Capgemini SE	10,513	1,820,534
TOTAL FRANCE		3,912,730
GERMANY - 1.2%
Information Technology - 1.2%
Software - 1.2%
SAP SE ADR	27,573	6,442,156
NETHERLANDS - 0.4%
Communication Services - 0.3%
Entertainment - 0.3%
Universal Music Group NV	65,917	1,654,864
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	1,111	747,203
TOTAL NETHERLANDS		2,402,067
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	30,887	5,885,209
UNITED KINGDOM - 0.4%
Consumer Staples - 0.4%
Beverages - 0.4%
Diageo PLC	73,969	2,288,150
UNITED STATES - 93.4%
Communication Services - 10.2%
Entertainment - 0.2%
Walt Disney Co/The	9,169	882,057
Interactive Media & Services - 7.9%
Alphabet Inc Class A	103,584	17,724,258
Meta Platforms Inc Class A	43,451	24,661,919
		42,386,177
Media - 1.8%
Comcast Corp Class A	219,568	9,588,535
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	6,407	1,429,786
TOTAL COMMUNICATION SERVICES		54,286,555

Consumer Discretionary - 7.5%
Automobile Components - 0.8%
Modine Manufacturing Co (a)	35,639	4,197,205
Broadline Retail - 2.9%
Amazon.com Inc (a)	82,589	15,394,590
Diversified Consumer Services - 0.6%
H&R Block Inc	58,047	3,467,147
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (a)	16,072	2,166,345
Hilton Worldwide Holdings Inc	13,203	3,100,725
Marriott International Inc/MD Class A1	10,121	2,631,662
		7,898,732
Household Durables - 0.3%
Lennar Corp Class A	9,394	1,599,798
Specialty Retail - 1.4%
Dick's Sporting Goods Inc	5,961	1,166,866
Lowe's Cos Inc	21,570	5,647,673
Williams-Sonoma Inc	6,746	904,841
		7,719,380
TOTAL CONSUMER DISCRETIONARY		40,276,852

Consumer Staples - 4.0%
Beverages - 1.8%
Coca-Cola Co/The	72,762	4,752,086
Keurig Dr Pepper Inc	148,368	4,888,726
		9,640,812
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp	4,092	3,577,144
Personal Care Products - 1.5%
Haleon PLC	459,813	2,207,981
Kenvue Inc	249,098	5,711,818
		7,919,799
TOTAL CONSUMER STAPLES		21,137,755

Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Cheniere Energy Inc	861	164,778
Exxon Mobil Corp	131,058	15,304,954
Shell PLC ADR	86,548	5,846,317
		21,316,049
Financials - 13.5%
Banks - 6.8%
Bank of America Corp	286,220	11,969,721
M&T Bank Corp	6,609	1,286,640
PNC Financial Services Group Inc/The	30,312	5,706,840
US Bancorp	114,332	5,523,379
Wells Fargo & Co	172,893	11,224,214
		35,710,794
Financial Services - 4.6%
Apollo Global Management Inc	27,952	4,004,403
Fiserv Inc (a)	40,541	8,023,064
Mastercard Inc Class A	9,581	4,786,572
Visa Inc Class A	25,941	7,518,999
		24,333,038
Insurance - 2.1%
Arthur J Gallagher & Co	8,689	2,443,347
Chubb Ltd	13,603	3,842,031
The Travelers Companies, Inc.	20,661	5,081,366
		11,366,744
TOTAL FINANCIALS		71,410,576

Health Care - 12.0%
Biotechnology - 1.9%
AbbVie Inc	17,766	3,621,954
Alnylam Pharmaceuticals Inc (a)	4,341	1,157,267
Gilead Sciences Inc	20,711	1,839,551
Regeneron Pharmaceuticals Inc (a)	4,059	3,402,254
		10,021,026
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp (a)	87,574	7,357,967
Health Care Providers & Services - 3.6%
Cencora Inc	4,405	1,004,691
Cigna Group/The	19,549	6,154,221
Elevance Health Inc	7,039	2,856,145
UnitedHealth Group Inc	15,931	8,993,050
		19,008,107
Life Sciences Tools & Services - 1.3%
Danaher Corp	6,528	1,603,668
Thermo Fisher Scientific Inc	10,514	5,744,009
		7,347,677
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co	93,162	5,195,645
Eli Lilly & Co	11,256	9,339,554
GSK PLC ADR	46,843	1,721,949
Royalty Pharma PLC Class A	152,509	4,117,743
		20,374,891
TOTAL HEALTH CARE		64,109,668

Industrials - 12.6%
Aerospace & Defense - 3.5%
Boeing Co (a)	26,736	3,991,952
GE Aerospace	46,272	7,948,605
General Dynamics Corp	7,615	2,220,610
Huntington Ingalls Industries Inc	7,069	1,307,482
Northrop Grumman Corp	3,085	1,570,327
Spirit AeroSystems Holdings Inc Class A (a)	39,928	1,292,469
		18,331,445
Air Freight & Logistics - 1.4%
FedEx Corp	12,221	3,346,721
United Parcel Service Inc Class B	32,172	4,312,978
		7,659,699
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	45,877	1,919,298
Electrical Equipment - 2.8%
Eaton Corp PLC	17,065	5,658,413
GE Vernova Inc	18,907	5,703,486
Vertiv Holdings Co Class A	34,787	3,801,871
		15,163,770
Ground Transportation - 1.2%
Knight-Swift Transportation Holdings Inc	63,628	3,313,746
Uber Technologies Inc (a)	46,228	3,330,728
		6,644,474
Machinery - 1.6%
Allison Transmission Holdings Inc	46,045	4,920,369
Deere & Co	1,892	765,673
Ingersoll Rand Inc	22,311	2,141,856
Westinghouse Air Brake Technologies Corp	4,638	871,851
		8,699,749
Professional Services - 0.2%
KBR Inc	13,281	889,960
Trading Companies & Distributors - 1.5%
United Rentals Inc	6,316	5,133,645
Watsco Inc	6,617	3,129,907
		8,263,552
TOTAL INDUSTRIALS		67,571,947

Information Technology - 23.5%
Communications Equipment - 1.5%
Arista Networks Inc (a)	4,874	1,883,508
Cisco Systems Inc	113,536	6,218,367
		8,101,875
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	73,175	4,904,189
IT Services - 0.6%
Amdocs Ltd	33,726	2,959,287
Semiconductors & Semiconductor Equipment - 9.4%
Broadcom Inc	61,801	10,491,956
Marvell Technology Inc	1,199	96,051
Micron Technology Inc	21,975	2,189,809
NVIDIA Corp	256,134	34,004,350
QUALCOMM Inc	18,610	3,029,150
		49,811,316
Software - 7.1%
Gen Digital Inc	56,766	1,652,458
Microsoft Corp	76,092	30,919,984
Oracle Corp	31,539	5,293,506
		37,865,948
Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc	95,405	21,552,944
TOTAL INFORMATION TECHNOLOGY		125,195,559

Materials - 1.1%
Chemicals - 0.2%
Linde PLC	2,874	1,310,974
Construction Materials - 0.6%
Martin Marietta Materials Inc	5,279	3,126,963
Containers & Packaging - 0.3%
International Paper Co	26,301	1,460,758
TOTAL MATERIALS		5,898,695

Real Estate - 1.6%
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	8,180	2,216,453
Retail REITs - 0.2%
Simon Property Group Inc	5,509	931,682
Specialized REITs - 1.0%
American Tower Corp	11,034	2,356,200
Crown Castle Inc	29,970	3,221,476
		5,577,676
TOTAL REAL ESTATE		8,725,811

Utilities - 3.4%
Electric Utilities - 3.0%
Constellation Energy Corp	21,371	5,619,718
Edison International	82,259	6,778,142
Southern Co/The	40,577	3,693,724
		16,091,584
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	17,453	2,180,927
TOTAL UTILITIES		18,272,511

TOTAL UNITED STATES		498,201,978
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (a)	154,198	1,992,331
TOTAL COMMON STOCKS (Cost $463,680,478)		530,966,142

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $2,738,116)	4.87	2,737,569	2,738,116

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $466,418,594)	533,704,258
NET OTHER ASSETS (LIABILITIES) - 0.1%	483,992
NET ASSETS - 100.0%	534,188,250

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,286,023	33,033,636	32,581,543	130,711	-	-	2,738,116	0.0%
Total	2,286,023	33,033,636	32,581,543	130,711	-	-	2,738,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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